Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 89.5%	Shares	Value
Communication Services - 14.3%
Alphabet, Inc. - Class A	1,512	$511,056
Alphabet, Inc. - Class C	1,405	475,635
Charter Communications, Inc. - Class A (a)(b)	93	19,169
Comcast Corp. - Class A	2,607	77,558
Electronic Arts, Inc.	179	36,502
Meta Platforms, Inc. - Class A	763	546,689
Netflix, Inc. (a)	3,039	253,726
Take-Two Interactive Software, Inc. (a)	133	29,300
T-Mobile US, Inc.	802	158,162
Warner Bros Discovery, Inc. (a)	1,777	48,939
		2,156,736

Consumer Discretionary - 11.5%
Airbnb, Inc. - Class A (a)	305	39,458
Amazon.com, Inc. (a)	2,777	664,536
Booking Holdings, Inc.	23	115,042
DoorDash, Inc. - Class A (a)(b)	291	59,544
Marriott International, Inc. - Class A (b)	192	60,538
MercadoLibre, Inc. (a)	36	77,321
O'Reilly Automotive, Inc. (a)	605	59,538
PDD Holdings, Inc. - ADR (a)	479	48,403
Ross Stores, Inc.	233	43,956
Starbucks Corp.	816	75,031
Tesla Motors, Inc. (a)(b)	1,149	494,541
		1,737,908

Consumer Staples - 7.0%
Coca-Cola Europacific Partners PLC	329	30,169
Costco Wholesale Corp.	318	298,999
Keurig Dr Pepper, Inc. (b)	974	26,727
Mondelez International, Inc. - Class A (b)	925	54,085
Monster Beverage Corp. (a)	701	56,613
PepsiCo, Inc.	981	150,711
The Kraft Heinz Co. (b)	849	20,155
Walmart, Inc.	3,505	417,586
		1,055,045

Energy - 0.5%
Baker Hughes Co.	708	39,676
Diamondback Energy, Inc. (b)	206	33,774
		73,450

Financials - 0.2%
PayPal Holdings, Inc.	671	35,355

Health Care - 4.4%
Alnylam Pharmaceuticals, Inc. (a)	95	32,116
Amgen, Inc. (b)	386	131,966
DexCom, Inc. (a)	280	20,451
GE HealthCare Technologies, Inc. (b)	327	25,823
Gilead Sciences, Inc. (b)	890	126,336
IDEXX Laboratories, Inc. (a)	57	38,216
Insmed, Inc. (a)	153	24,001
Intuitive Surgical, Inc. (a)	254	128,072
Regeneron Pharmaceuticals, Inc.	74	54,867
Vertex Pharmaceuticals, Inc. (a)	182	85,522
		667,370

Industrials - 3.7%
Automatic Data Processing, Inc.	290	71,578
Axon Enterprise, Inc. (a)	57	27,564
Cintas Corp.	288	55,120
Copart, Inc. (a)(b)	694	28,162
CSX Corp.	1,336	50,447
Fastenal Co.	823	35,685
Ferrovial SE (b)	526	35,763
Honeywell International, Inc.	455	103,522
Old Dominion Freight Line, Inc. (b)	150	25,980
PACCAR, Inc.	377	46,337
Paychex, Inc. (b)	258	26,608
Thomson Reuters Corp.	319	35,291
Verisk Analytics, Inc.	100	21,746
		563,803

Information Technology - 45.7% (c)
Adobe, Inc. (a)	300	87,975
Advanced Micro Devices, Inc. (a)	1,168	276,501
Analog Devices, Inc.	351	109,119
Apple, Inc.	3,839	996,144
Applied Materials, Inc.	571	184,045
AppLovin Corp. - Class A (a)(b)	221	104,557
ARM Holdings PLC - ADR (a)(b)	99	10,431
ASML Holding NV	63	89,649
Atlassian Corp. - Class A (a)	121	14,300
Autodesk, Inc. (a)	152	38,436
Broadcom, Inc.	1,227	406,505
Cadence Design System, Inc. (a)	195	57,790
Cisco Systems, Inc.	2,834	221,959
Cognizant Technology Solutions Corp. - Class A	346	28,393
Crowdstrike Holdings, Inc. - Class A (a)	180	79,453
Datadog, Inc. - Class A (a)	233	30,131
Fortinet, Inc. (a)	533	43,312
Intel Corp. (a)	3,421	158,974
Intuit, Inc.	200	99,784
KLA Corp.	94	134,226
Lam Research Corp.	901	210,347
Marvell Technology, Inc.	618	48,773
Microchip Technology, Inc.	388	29,457
Micron Technology, Inc.	807	334,808
Microsoft Corp.	1,931	830,890
Monolithic Power Systems, Inc. (b)	34	38,221
NVIDIA Corp.	6,313	1,206,604
NXP Semiconductors NV	181	40,931
Palantir Technologies, Inc. - Class A (a)	1,638	240,114
Palo Alto Networks, Inc. (a)	500	88,485
QUALCOMM, Inc.	768	116,421
Roper Technologies, Inc.	77	28,585
Seagate Technology Holdings PLC	153	62,377
Shopify, Inc. - Class A (a)(b)	877	115,089
Strategy, Inc. - Class A (a)(b)	192	28,744
Synopsys, Inc. (a)	133	61,860
Texas Instruments, Inc.	652	140,539
Western Digital Corp.	245	61,306
Workday, Inc. - Class A (a)	153	26,871
Zscaler, Inc. (a)	114	22,801
		6,904,907

Materials - 1.0%
Linde PLC	335	153,085

Real Estate - 0.1%
CoStar Group, Inc. (a)	304	18,696

Utilities - 1.1%
American Electric Power Co., Inc.	383	45,874
Constellation Energy Corp.	224	62,872
Exelon Corp.	725	32,466
Xcel Energy, Inc.	424	32,249
		173,461
TOTAL COMMON STOCKS (Cost $12,046,941)		13,539,816

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.7%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (d)	1,317,287	1,317,287
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,317,287)		1,317,287

TOTAL INVESTMENTS - 98.2% (Cost $13,364,228)		14,857,103
Other Assets in Excess of Liabilities - 1.8%		266,330
TOTAL NET ASSETS - 100.0%		$15,123,433

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $1,275,991.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Schedule of Futures Contracts
January 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	32	12/18/2026	$540,800	$1,341
S&P 500 Annual Dividend Index	32	12/17/2027	561,600	14,055
S&P 500 Annual Dividend Index	32	12/15/2028	566,400	(1,825)
Net Unrealized Appreciation (Depreciation)		$ –	$–	$13,571

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$13,539,816	$–	$–	$13,539,816
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,317,287
Total Investments	$13,539,816	$–	$–	$14,857,103

Other Financial Instruments:
Futures Contracts*	$15,396	$–	$–	$15,396
Total Other Financial Instruments	$15,396	$–	$–	$15,396

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(1,825)	$–	$–	$(1,825)
Total Other Financial Instruments	$(1,825)	$–	$–	$(1,825)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of January 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,317,287 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.